Income Tax Expense - Summary of Unused Tax Losses (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	₨ 101,541	$ 1,388	₨ 176,593
Unutilized business losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	73,809	1,009	96,340
Unabsorbed Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	27,631	378	80,163
Unused capital losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	4	0	4
Unutilised R&D Tax Credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	97	$ 1	86
Not later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	2,071		5,552
Not later than one year [member] | Unutilized business losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	1,966		5,552
Not later than one year [member] | Unabsorbed Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	105
Later than one year and not later than five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	23,238		25,889
Later than one year and not later than five years [member] | Unutilized business losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	22,220		25,885
Later than one year and not later than five years [member] | Unabsorbed Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	1,014
Later than one year and not later than five years [member] | Unused capital losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	4		4
Later than five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	33,732		49,165
Later than five years [member] | Unutilized business losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	30,753		49,165
Later than five years [member] | Unabsorbed Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	2,979
No Expiry [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	42,500		95,987
No Expiry [member] | Unutilized business losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	18,870		15,738
No Expiry [member] | Unabsorbed Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	23,533		80,163
No Expiry [member] | Unutilised R&D Tax Credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	₨ 97		₨ 86